DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2025
Dividends On Ordinary Shares [Abstract]
Disclosure of Dividends on Ordinary Shares Declared and Paid	Dividends on ordinary shares declared and paid in the year were as follows:
For the year ended 31 December

						Group
	2025	2024	2023	2025	2024	2023
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year - first interim	—	7.88	5.86	—	556	414
In respect of current year - second interim	—	10.47	15.92	—	739	1,124
	—	18.35	21.78	—	1,295	1,538